Investments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Short-term investments:
Short-term investments	$ 26.6	$ 39.9
Long-term Investments	84.0	85.2
Certificates of deposit
Short-term investments:
Investments, Cost Basis	26.6	39.9
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	0.0	0.0
Assets held in rabbi trusts [Member]
Short-term investments:
Long-term Investments	7.7	9.3
Long-term investments:
Long-term investments, Unrealized Gain	0.4	0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Certificates of deposit
Short-term investments:
Short-term investments	26.6	39.9
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Assets held in rabbi trusts [Member]
Long-term investments:
Fair value of assets held under trust	8.1	9.3
Certificates of deposit | Fair Value, Measurements, Recurring [Member]
Long-term investments:
Fair value of assets held under trust	$ 26.6	$ 39.9